CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Statement of Income and Comprehensive Income [Abstract]
Change in pension and post retirement benefits,tax	$ 7,222	$ 493	$ 5,970